SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Useful Life (Detail)	12 Months Ended
Dec. 31, 2019
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful life	25 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful life	40 years
Building improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Building improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life	40 years
Tenant improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of lease term or expected useful life
Tenant origination and absorption costs
Property, Plant and Equipment [Line Items]
Estimated useful lives	Remaining term of related leases, including below-market renewal periods